Commissions Income - Summary of Commissions Income (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of fee and commission income [line items]
Fee and commission income	$ 75,402,581	$ 72,042,451	$ 72,749,668
Performance obligations satisfied at point in time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	42,688,825	39,677,960	38,203,565
Performance obligations satisfied at point in time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	24,778,637	23,596,621	24,728,939
Performance obligations satisfied at point in time [member] | Commissions related to insurance [member]
Disclosure of fee and commission income [line items]
Fee and commission income	4,226,128	4,450,781	4,708,322
Performance obligations satisfied at point in time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	1,527,054	1,701,807	1,578,214
Performance obligations satisfied at point in time [member] | Commissions related to securities value[member]
Disclosure of fee and commission income [line items]
Fee and commission income	1,263,515	1,477,199	1,600,914
Performance obligations satisfied at point in time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	432,533	322,779	540,196
Performance obligations satisfied at point in time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income	10,385	11,527	3,406
Performance obligations satisfied over time [member] | Commissions related to obligations [member]
Disclosure of fee and commission income [line items]
Fee and commission income	1,571	2,127	2,478
Performance obligations satisfied over time [member] | Commissions related to credit cards [member]
Disclosure of fee and commission income [line items]
Fee and commission income	407,727	716,392	1,258,287
Performance obligations satisfied over time [member] | Commissions related to trading and foreign exchange transactions [member]
Disclosure of fee and commission income [line items]
Fee and commission income	59,020	75,697	123,195
Performance obligations satisfied over time [member] | Commissions related to loans and other financing [member]
Disclosure of fee and commission income [line items]
Fee and commission income	$ 7,186	9,377	2,151
Performance obligations satisfied over time [member] | Commissions related to financial guarantees granted [member]
Disclosure of fee and commission income [line items]
Fee and commission income		$ 184	$ 1